Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	At December 31,
	2020	2021	2022
	(in thousands)
Cash at banks	$7,567	$4,828	$5,664
Cash equivalents	7	7	7
Short-term deposits	10,900	—	5,000
Cash, cash equivalents and deposits	$18,474	$4,835	$10,671
Most of the cash, cash equivalents and short-term deposits is held in U.S. dollar and euros as follows:

	At December 31,
	2020	2021	2022
	(in thousands)
U.S. dollar denominated accounts	$18,135	$2,869	$9,720
Euro denominated accounts	154	1,564	466
GBP denominated accounts	76	143	19
SGP denominated accounts	44	47	23
NIS denominated accounts	14	160	428
RMB denominated accounts	29	35	3
Other currencies denominated accounts	22	17	12
Cash, cash equivalents and short-term deposits	$18,474	$4,835	$10,671